Note 5 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Long-term debt, gross	$ 59,290,000	$ 51,367,000
Less: Current portion	(11,576,165)	(14,013,835)
Long-term portion	47,713,835	37,353,165
Deferred charges, current portion	102,991	220,081
Deferred charges, long-term portion	351,098	35,081
Long-term debt, current portion net of deferred charges	11,473,174	13,793,754
Long-term debt, long-term portion net of deferred charges	47,362,737	37,318,084
EuroDry Ltd.	0	2,984,759
EuroDry Ltd. [Member]
EuroDry Ltd.	2,700,000	0
Kamsarmax One Shipping Ltd. [Member]
Long-term debt, gross	0	9,597,000
Ultra One Shipping Ltd. [Member]
Long-term debt, gross	0	13,120,000
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd. [Member]
Long-term debt, gross	26,200,000	0
Kamsarmax Two Shipping Ltd [Member]
Long-term debt, gross	13,900,000	14,550,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp. [Member]
Long-term debt, gross	9,400,000	10,800,000
Eirini Shipping Ltd [Member]
Long-term debt, gross	4,790,000	3,300,000
Short Term Sellers Credit [Member]
Long-term debt, gross	$ 5,000,000	$ 0